Other Financial Liabilities	12 Months Ended
Dec. 31, 2020
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Other Financial Liabilities

19.	Other Financial Liabilities
Other financial liabilities as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Current
Derivatives liabilities	￦	28,021	82,859
Financial guarantee liabilities		49,806	58,545

	￦	77,827	141,404

Non-current
Derivatives liabilities	￦	17,033	129,505
Financial guarantee liabilities		14,461	4,083

	￦	31,494	133,588